Convertible Promissory Notes held by Related Party	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Convertible Promissory Notes held by Related Party

7. Convertible Promissory Notes held by Related Party

During 2023, the Company entered various Convertible Promissory Notes (“Note”) with related party investors totaling $2,300,000 (2022 - $4,700,000) and unrelated party investors of $1,875,000 (2022 - $440,000). The Notes issued are unsecured and bear an interest rate of six percent annually from the date of issuance until the outstanding principal is paid or converted. On November 11, 2022 the Convertible note agreement was amended and restated in order to (i) provide for the sale and issuance to Purchasers from the effective date of January 1, 2022 and after the date of this Agreement of up to an additional $5,000,000 aggregate principal amount of Notes and warrants to purchase shares of the Company’s capital stock, (ii) provide for the sale and issuance to Purchasers who purchased Notes under the Prior Agreement between the Effective Date and the date of this Agreement of warrants to purchase shares of the Company’s common stock at an exercise price of $1.00 per share; (iii) extend the maturity date of all outstanding Notes from December 31, 2022 to November 7, 2023.

The principal and unpaid accrued interest on each Note will convert: (i) automatically, upon the Company’s issuance of equity securities (the “Next Equity Financing”) in a single transaction, or series of related transactions, with aggregate gross proceeds to the Company of at least $5,000,000, into shares of the Company’s capital stock issued to investors in the Next Equity Financing, at a conversion price equal to the lesser of (A) a 20% discount to the lowest price per share of shares sold in the Next Equity Financing, or (B) $2.50 per share; (ii) at the noteholder’s option, in the event of a defined Corporate Transaction while such Note remains outstanding, into shares of the Company’s Series A-2 Preferred Stock at a conversion price equal to $2.50 per share; and (iii) at the noteholder’s option, on or after the Maturity Date while such Note remains outstanding, into shares of the Company’s Series A-2 Preferred Stock at a conversion price equal to $2.50 per share.

If a Corporate Transaction occurs before the repayment or conversion of the Notes, the Company will pay at the closing of the Corporate Transaction to each noteholder that elects not to convert its Notes in connection with such Corporate Transaction an amount equal to the outstanding principal amount of such noteholder’s Note plus a 20% premium. “Corporate Transaction” means (a) a sale by the Company of all or substantially all of its assets, (b) a merger of the Company with or into another entity (if after such merger the holders of a majority of the Company’s voting securities immediately prior to the transaction do not hold a majority of the voting securities of the successor entity) or (c) the transfer of more than 50% of the Company’s voting securities to a person or group.

During November 2019, the Company entered into a Convertible Promissory Note (“Note”) agreement with a related party investor. The total amount of the Note is $1,500,000. The Note is unsecured and bears interest at a rate of four percent annually from the date of issuance until the outstanding principal is paid or converted. The Note matures on January 1, 2025. The Note shall automatically convert into the next offering of preferred stock upon closing of such next equity financing. The number of shares of preferred stock to be issued upon conversion shall be equal to the number obtained by dividing the outstanding principal and unpaid accrued interest owed on the date of conversion, by the conversion price. The conversion price is 100 percent of the lowest price per share paid for the next equity preferred stock by other investors in the next equity financing. In the event that prior to the conversion or repayment of amounts owed, the Company completes a financing transaction in which the Company sells equity securities but such transaction does not qualify as next equity financing (i.e., an “alternative financing”), then the principal and unpaid accrued interest may (upon written election of the purchaser holding the Note) convert into the securities issued by the Company in the alternative financing. The number of alternative financing equity securities to be issued upon such conversion shall be equal to the number obtained by dividing the outstanding principal and unpaid accrued interest owed by an amount equal to 100 percent multiplied by the lowest price per share at which the alternative financing equity securities are sold and issued for cash in the alternative financing.

As of December 31, 2022 there was $9.9 million outstanding principal balance on the Notes and $690,771 in accrued interest, all included in long-term liabilities on the balance sheet. There were no payments of principal or interest during 2022. In connection with the $5,140,000 in convertible notes issued in 2022, 2,056,000 in warrants were issued.

In November 2023, the Business Combination between Data Knights and the Company triggered the Notes’ conversion to common stock. Approximately $15.4 million of the total outstanding Notes plus accrued interest were converted at $2.50 per share of common stock.